Schedule of investments
Delaware Ivy Small Cap Growth Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.66%
Communication Services — 1.59%
Iridium Communications †	312,071	$ 16,040,449
Nexstar Media Group	41,386	7,243,792
		23,284,241
Consumer Discretionary — 14.37%
Boot Barn Holdings †	256,352	16,027,127
Fox Factory Holding †	306,390	27,951,960
Marriott Vacations Worldwide	250,497	33,714,391
Monarch Casino & Resort †	371,003	28,526,421
Red Rock Resorts Class A	885,065	35,411,450
Texas Roadhouse	325,633	29,616,321
Visteon †	270,196	35,349,743
Xometry Class A *, †	120,773	3,892,514
		210,489,927
Consumer Staples — 5.59%
BJ's Wholesale Club Holdings †	615,188	40,700,838
Duckhorn Portfolio *, †	842,127	13,954,044
MGP Ingredients *	176,120	18,735,646
Sovos Brands †	593,840	8,533,481
		81,924,009
Energy — 6.14%
Cactus Class A	645,502	32,442,931
Liberty Energy	911,432	14,592,026
Northern Oil and Gas *	334,228	10,300,907
SM Energy	445,776	15,526,378
Weatherford International †	335,471	17,082,183
		89,944,425
Financials — 4.56%
Focus Financial Partners Class A †	330,831	12,330,071
Houlihan Lokey	123,774	10,788,142
Kinsale Capital Group	123,255	32,233,648
Seacoast Banking *	364,227	11,360,240
		66,712,101
Healthcare — 21.92%
AMN Healthcare Services †	135,657	13,948,253
Axonics *, †	256,710	16,052,076
CareDx †	638,380	7,283,916
CryoPort †	1,052,326	18,257,856
Cytek Biosciences †	761,390	7,773,792
Evolent Health Class A †	749,560	21,047,645
Harmony Biosciences Holdings *, †	498,665	27,476,442
Inmode †	843,049	30,096,849
Insmed †	401,882	8,029,602
Option Care Health †	605,966	18,233,517
Pacira BioSciences *, †	608,745	23,503,645
Penumbra †	128,657	28,621,036
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Privia Health Group †	913,382	$ 20,742,905
Progyny †	947,974	29,529,390
PTC Therapeutics †	163,273	6,232,130
Tandem Diabetes Care †	211,804	9,520,590
TransMedics Group †	232,175	14,329,841
Vericel †	770,614	20,297,973
		320,977,458
Industrials — 19.47%
AAON	156,538	11,790,442
Air Transport Services Group †	789,565	20,512,899
Casella Waste Systems Class A †	355,509	28,195,419
CBIZ †	143,801	6,737,077
Chart Industries †	81,864	9,433,189
Clean Harbors †	244,329	27,882,825
EnerSys	358,855	26,497,853
Evoqua Water Technologies †	529,261	20,958,736
Kirby †	364,624	23,463,554
Kornit Digital †	265,294	6,093,803
Parsons †	179,691	8,310,709
RBC Bearings †	108,101	22,630,944
Saia *, †	102,662	21,526,168
Shoals Technologies Group Class A *, †	1,058,047	26,102,020
Valmont Industries	75,499	24,965,254
		285,100,892
Information Technology — 23.64%
Allegro MicroSystems *, †	1,338,950	40,195,279
Belden	145,811	10,483,811
Box Class A †	743,215	23,136,283
Calix †	183,010	12,523,374
CyberArk Software †	223,066	28,920,507
DoubleVerify Holdings †	717,466	15,755,553
Five9 †	211,495	14,352,051
Globant †	138,942	23,364,487
Instructure Holdings †	635,429	14,894,456
Jamf Holding *, †	484,780	10,325,814
Onto Innovation †	139,324	9,486,571
Paycor HCM *, †	1,240,516	30,355,426
Power Integrations	184,587	13,238,580
Shift4 Payments Class A †	410,301	22,948,135
Smartsheet Class A †	572,374	22,528,640
Sprout Social Class A †	385,143	21,745,174
Tenable Holdings †	554,775	21,164,666
Viavi Solutions †	1,021,525	10,736,228
		346,155,035
NQ-IV002 [12/22] 2/23 (2741204)    1

Schedule of investments
Delaware Ivy Small Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Materials — 1.54%
ATI †	753,723	$ 22,506,169
		22,506,169
Real Estate — 0.84%
Ryman Hospitality Properties	151,243	12,368,652
		12,368,652
Total Common Stocks (cost $1,391,313,526)		1,459,462,909

Short-Term Investments — 0.43%
Money Market Mutual Funds — 0.43%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	1,577,202	1,577,202
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	1,577,203	1,577,203
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	1,577,202	1,577,202
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	1,577,202	1,577,202
Total Short-Term Investments (cost $6,308,809)		6,308,809

Total Value of Securities Before Securities Lending Collateral—100.09% (cost $1,397,622,335)		1,465,771,718

	Number of shares	Value (US $)
Securities Lending Collateral — 0.28%
Money Market Mutual Fund — 0.28%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 4.31%)	4,142,773	$ 4,142,773
Total Securities Lending Collateral (cost $4,142,773)		4,142,773

Total Value of Securities—100.37% (cost $1,401,765,108)		1,469,914,491■
Obligation to Return Securities Lending Collateral — (0.28%)		(4,142,733)
Liabilities Net of Receivables and Other Assets — (0.09%)		(1,345,056)
Net Assets Applicable to 110,873,255 Shares Outstanding—100.00%		$1,464,426,662
†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $65,737,823 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $63,295,828.

2    NQ-IV002 [12/22] 2/23 (2741204)